Note 17 - Net Loss per Share (Details)	12 Months Ended
	Dec. 31, 2023 AUD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 AUD ($) $ / shares shares	Dec. 31, 2022 $ / shares
Net loss | $	$ (6,741,564)		$ (26,854,552)
Weighted-average basic and diluted shares (in shares) | shares	212,369,435		198,724,910
Net loss per share - basic and diluted (in dollars per share) | (per share)	$ (0.03)	$ (0.03)	$ (0.14)	$ (0.14)